Bank Borrowings - Schedule of Bank Borrowings Analyzed (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Bank Borrowings Analyzed [Abstract]
Bank borrowings – secured and guaranteed	$ 3,159,319	$ 3,477,875
Less: current portion due on demand within one year	(3,159,319)	(3,477,875)
Long-term loan, net of current portion